Provisions - Summary of Provisions (Detail) - Litigation and other [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	$ 296	$ 125
Provisions made during the year	149	306
Provisions utilized / released during the year	(158)	(135)
Ending balance	$ 287	$ 296